BACKGROUND (Details)	12 Months Ended
Dec. 31, 2025
Codere Online Luxembourg, S.A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Entity Type	Luxembourg
Codere Online US Corp [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Entity Type	United States
Servicios de Juego Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company
Ownership percentage	100.00%
Entity Type	Spain
Codere Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Entity Type	Spain
Codere Online Colombia S.A.S. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Entity Type	Colombia
Operating Management Services Panama S.A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	100.00%
Entity Type	Panama
LIFO AenP. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	99.99%
Entity Type	Mexico
Codere Online Mexico S.A de C.V. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Entity Type	Mexico
Codere Online Argentina S.A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	95.00%
Entity Type	Argentina
Codere Online Argentina S.A. Union Transitoria [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity
Ownership percentage	92.20% [1]
Entity Type	Argentina
Codere Israel Marketing Support Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity
Ownership percentage	100.00%
Entity Type	Israel

[1]	1% directly through SEJO and 96% indirectly through Codere Online’s 95% ownership of Codere Online Argentina, S.A.